Leases and right-of-use assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cost
Beginning balance	$ 11,345
Initial adoption of IFRS 16	9,379
Additions	14,015
Disposals	(232)
Ending balance	34,507
Accumulated Depreciation
Beginning balance	0
Depreciation for the year	(5,889)
Disposals	151
Ending balance	(5,738)
Right-of-use assets, net carrying amount	28,769
Right-of-use Land and buildings
Cost
Beginning balance	0
Initial adoption of IFRS 16	7,555
Additions	552
Disposals	0
Ending balance	8,107
Accumulated Depreciation
Beginning balance	0
Depreciation for the year	(1,184)
Disposals	0
Ending balance	(1,184)
Right-of-use assets, net carrying amount	6,923
Right-of-use Plant and equipment and Capital works in progress
Cost
Beginning balance	11,345
Initial adoption of IFRS 16	1,824
Additions	13,463
Disposals	(232)
Ending balance	26,400
Accumulated Depreciation
Beginning balance	0
Depreciation for the year	(4,705)
Disposals	151
Ending balance	(4,554)
Right-of-use assets, net carrying amount	$ 21,846